FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Management of Capital Risk (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Total loans, financing and debentures	R$ 44,015,645	R$ 47,002,033	R$ 47,899,641	R$ 54,841,027
Cash and cash equivalents	(192,659)	(286,607)	(335,307)		R$ (583,352)
Marketable securities	(15,873,853)	(13,993,294)
Net Exposure	27,949,133	32,722,132
Total owners' equity	76,416,764	73,751,294	R$ 71,159,264	R$ 55,679,900
Total capital	R$ 104,365,897	R$ 106,473,426
Financial Leverage Index (Ratio)	27.00%	31.00%